Loan Payable to Third Parties (Tables)	12 Months Ended
Dec. 31, 2023
Loan Payable to Third Parties
Schedule of Loan Payable to Third Parties
	December 31,	December 31,
	2023	2022
Loan payable to third parties	$3,522,521	$-
Loan payable to third parties-long term	-	3,395,861
Total	$3,522,521	$3,395,861